UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23086

WP Trust

(Exact name of registrant as specified in charter)

4520 Main Street, Suite 1425 Kansas City, MO	64111
(Address of principal executive offices)	(Zip code)

M3Sixty Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111

With Copies To:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

(Name and address of agent for service)

Registrant's telephone number, including area code: 877-244-6235

Date of fiscal year end: 11/30/2016

Date of reporting period: 11/30/2016

ITEM 1.	REPORTS TO SHAREHOLDERS

The Annual report to Shareholders of the WP Smaller Companies Income Plus Fund, WP International Companies Income Plus Fund and WP Income Plus Fund, each a series of the WP Trust (the “registrant”), for the period ended November 30, 2016 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

WP Smaller Companies Income Plus Fund
Institutional Class Shares (Ticker Symbol: WPSMX)

WP International Companies Income Plus Fund
Institutional Class Shares (Ticker Symbol: WPITX)

WP Income Plus Fund
Institutional Class Shares (Ticker Symbol: WPINX)

Series of the
WP Trust

ANNUAL REPORT

November 30, 2016

Investment Adviser

Winning Points Advisers, LLC
129 NW 13th Street, Suite D-26
Boca Raton, Florida 33431

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS	1
INVESTMENT HIGHLIGHTS	3
SCHEDULES OF INVESTMENTS, PURCHASED OPTIONS AND WRITTEN OPTIONS	9
STATEMENTS OF ASSETS AND LIABILITIES	18
STATEMENTS OF OPERATIONS	19
STATEMENTS OF CHANGES IN NET ASSETS	20
FINANCIAL HIGHLIGHTS	23
NOTES TO FINANCIAL STATEMENTS	26
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	40
ADDITIONAL INFORMATION	41
INFORMATION ABOUT YOUR FUND’S EXPENSES	44

WP Trust	ANNUAL REPORT
LETTER TO SHAREHOLDERS
November 30, 2016 (Unaudited)

To the shareholders of WPSMX, WPITX, WPINX:

This is our first Shareholder Letter for the WP Smaller Companies Fund (“WPSMX”), WP International Companies Income Plus Fund (“WPITX”) and WP Income Plus Fund (“WPINX”)(collectively, the “Funds”) as they commence operations on January 4, 2016. The Funds didn’t reach “critical mass” until later in the year so the performance figures are based on a very small sample size and not reflective of what we hope to accomplish over a full year. Performance figures as compared to the Funds’ respective benchmarks are as follows:

Returns as of November 30, 2016	Since Inception of January 4, 2016 through November 30, 2016(1)
WP Smaller Companies Income Plus Fund Institutional Class shares(a)	15.30%
S&P 500 Total Return Index(b)	11.47%
Russell 2000 Total Return Index(b)	20.90%

WP International Companies Income Plus Fund Institutional Class shares(a)	1.60%
S&P 500 Total Return Index(b)	11.47%
MSCI EAFE Index(b)	0.25%

WP Income Plus Fund Institutional Class shares(a)	8.50%
S&P 500 Total Return Index(b)	11.47%
Markit iBoxx USD Liquid High Yield Index(b)	13.63%

(1)	Not Annualized.

These three Funds hold extra positions which in normal times will likely hurt its performance, but when the market crashes, these positions are designed to really help the performance of the fund, that’s key.

While this is in no way guaranteed and we have no track record of this aspect of the fund (the markets have not crashed), it may make a big difference to you if and when some really dark days arise.

WP Trust	ANNUAL REPORT
LETTER TO SHAREHOLDERS
November 30, 2016 (Unaudited) (continued)

We see the big risk these days (and all days, but more so now, due to technology) is that of another 9/11 that shuts down the economy and scares everyone. The next one may be worse than 9/11 in that we all are older and remember how bad things got in 2008-09 and hence I think that any panic will be exacerbated, due to age of investors, fewer working years ahead, mistrust in the system and recent experiences. We hope it never happens, but we are trying to build our strategy to be able to buy insurance against it, should we wake up one Monday to a "new and different" 9/11.

The Future? Who knows. We do this one day at a time, with faith and confidence mixed in with a little fear of this great world we live in and how fast it is changing. The future has always been a different place than today, now more so and faster than ever.

Thanks for your patience and trust.

Sincerely,
Charles S. Stoll
Portfolio Manager

(a)
The performance information quoted assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-244-6235. Investors should consider the investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information about the Funds can be found in each Fund’s prospectus. Please read it carefully before investing.

(b)
The S&P 500 Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Russell 2000 Total Return Index measures the performance of the small-cap segment of the U.S. equity universe. The MSCI EAFE Index is a free-float weighted equity index that covers DM countries in Europe, Australasia, Israel and the Far East. The Markit iBoxx USD Liquid High Yield Index consists of liquid USD high yield bonds, selected to provide a balanced representation of the broad USD high yield corporate bond universe. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

WP Trust	ANNUAL REPORT

WP Smaller Companies Income Plus Fund
INVESTMENT HIGHLIGHTS
November 30, 2016 (Unaudited)

The investment objective of the WP Smaller Companies Income Plus Fund (the “Fund” or “Smaller Companies Fund”) is total return. The Smaller Companies Fund seeks to meet its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in unaffiliated mutual funds and exchange-traded funds (“ETFs”) that invest primarily in securities of small-capitalization issuers (“Underlying Small-Cap Funds”). The Smaller Companies Fund seeks to produce income through dividends paid on such Underlying Small-Cap Funds. The Smaller Companies Fund also seeks to produce income (e.g., premium income on the sale of an option) and total return through an options strategy.

Winning Points Advisers, LLC (the “Adviser”) will generally buy and sell options linked to either the Russell 2000 Index or the S&P 500 Index. The portfolio managers will strategically allocate the Smaller Companies Fund’s resources to the Underlying Small-Cap Funds and the options strategy as the portfolio managers deem appropriate to perform well over a market cycle.

The Smaller Companies Fund may also sell put options on ETFs that the Adviser believes are attractive for purchase at prices at or above the exercise price of the put options sold. The Adviser generally will sell put options to increase the total return component of the options strategy described in the Fund’s investment objective. The Smaller Companies Fund may, in certain circumstances, purchase put options on the S&P 500 (or another broad-based securities index deemed suitable for this purpose) to protect against a loss of principal value due to stock price decline. The Adviser generally purchases put options to protect the total return component of the options strategy described in the Fund’s investment objective. The extent of option selling or purchasing activity will depend upon market conditions and the Adviser’s assessment of the advantages of selling index call options, purchasing index put options and selling put options on individual stocks.

The Smaller Companies Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets.

The percentages in the above graph are based on the portfolio holdings of the Fund as of November 30, 2016 and are subject to change. For a detailed break-out of holdings by investment type, please refer to the Schedules of Investments and Purchased Options.

WP Trust	ANNUAL REPORT

WP Smaller Companies Income Plus Fund
INVESTMENT HIGHLIGHTS
November 30, 2016 (Unaudited)

Returns as of November 30, 2016	Since Inception of January 4, 2016 through November 30, 2016(1)
WP Smaller Companies Income Plus Fund Institutional Class shares	15.30%
S&P 500 Total Return Index	11.47%
Russell 2000 Total Return Index	20.90%

(1)	Aggregate total return, not annualized.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-244-6235.

The above graph depicts the performance of the WP Smaller Companies Income Plus Fund versus the S&P 500 Total Return Index and the Russell 2000 Total Return Index. The S&P 500 Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Russell 2000 Total Return Index measures the performance of the small-cap segment of the U.S. equity universe. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index and the Russell 2000 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indexes; so too with the WP Smaller Companies Income Plus Fund, which will generally not invest in all the securities comprising each index.

WP Trust	ANNUAL REPORT

WP International Companies Income Plus Fund
INVESTMENT HIGHLIGHTS
November 30, 2016 (Unaudited)

The investment objective of the WP International Companies Income Plus Fund (the “Fund” or “International Companies Fund”) is total return. The International Companies Fund seeks to meet its investment objective by investing in unaffiliated mutual funds and exchange-traded funds (“ETFs”) that invest primarily in equity securities and depositary receipts of internationally-domiciled issuers (“Underlying International Funds”). The International Companies Fund seeks to produce income through dividends paid on such Underlying International Funds. The International Companies Fund also seeks to produce income (e.g., premium income on the sale of an option) and total return through an options strategy.

Winning Points Advisers, LLC (the “Adviser”) will generally buy and sell options linked to either the MSCI EAFE Index or the S&P 500 Index. The portfolio managers will strategically allocate the International Companies Fund’s resources to the Underlying International Funds and the options strategy as the portfolio managers deem appropriate to perform well over a market cycle.

The International Companies Fund may also sell put options on ETFs that the Adviser believes are attractive for purchase at prices at or above the exercise price of the put options sold. The Adviser generally will sell put options to increase the total return component of the options strategy described in the Fund’s investment objective. The International Companies Fund may, in certain circumstances, purchase put options on the S&P 500 (or another broad-based securities index deemed suitable for this purpose) to protect against a loss of principal value due to stock price decline. The Adviser generally purchases put options to protect the total return component of the options strategy described in the Fund’s investment objective. The extent of option selling or purchasing activity will depend upon market conditions and the Adviser’s assessment of the advantages of selling index call options, purchasing index put options and selling put options on individual stocks.

The International Companies Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets.

The percentages in the above graph are based on the portfolio holdings of the Fund as of November 30, 2016 and are subject to change. For a detailed break-out of holdings by investment type, please refer to the Schedules of Investments and Purchased Options.

WP Trust	ANNUAL REPORT

WP International Companies Income Plus Fund
INVESTMENT HIGHLIGHTS
November 30, 2016 (Unaudited)

Returns as of November 30, 2016	Since Inception of January 4, 2016 through November 30, 2016(1)
WP International Companies Income Plus Fund Institutional Class shares	1.60%
S&P 500 Total Return Index	11.47%
MSCI EAFE Index	0.25%

(1)	Aggregate total return, not annualized.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-244-6235.

The above graph depicts the performance of the WP International Companies Income Plus Fund versus the S&P 500 Total Return Index and the MSCI EAFE Index. The S&P 500 Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The MSCI EAFE Index is a free-float weighted equity index that covers DM countries in Europe, Australasia, Israel and the Far East. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index and the MSCI EAFE Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indexes; so too with the WP International Companies Income Plus Fund, which will generally not invest in all the securities comprising each index.

WP Trust	ANNUAL REPORT

WP Income Plus Fund
INVESTMENT HIGHLIGHTS
November 30, 2016

The investment objective of the WP Income Plus Fund (the “Fund” or “Income Fund”) is total return. The Income Fund seeks to meet its investment objective by investing approximately 80% in unaffiliated open- and closed-end mutual funds and exchange-traded funds that primarily invest in fixed-income securities (“Underlying Bond Funds”). The principal types of fixed-income securities in which the Underlying Bond Funds invest are bonds, U.S. Treasury and agency securities, and mortgage-backed and asset-backed securities. The Underlying Bond Funds may invest in fixed income securities of any credit or maturity. The Underlying Bond Funds’ investments in securities rated below investment-grade are also known as “junk bonds” and are speculative in nature. The Income Fund seeks to produce income through yield on the Underlying Bond Funds. The Income Fund also seeks to produce income (e.g., premium income on the sale of an option) and total return through an options strategy.

Winning Points Advisers, LLC (the “Adviser”) will generally buy and sell options linked to either the Markit iBoxx USD Liquid High Yield Index or the S&P 500 Index. The portfolio managers will strategically allocate the Income Fund’s resources to the Underlying Bond Funds and the options strategy as the portfolio managers deem appropriate to perform well over a market cycle.

The Income Fund may also sell put options on ETFs that the portfolio managers believe are attractive for purchase at prices at or above the exercise price of the put options sold. The Adviser generally will sell put options to increase the total return component of the options strategy described in the Fund’s investment objective. The Income Fund may, in certain circumstances, purchase put options on the S&P 500 (or another broad-based securities index deemed suitable for this purpose) to protect against a loss of principal value due to stock price decline. The Adviser generally purchases put options to protect the total return component of the options strategy described in the Fund’s investment objective. The extent of option selling or purchasing activity will, again, depend upon market conditions and the portfolio managers’ assessment of the advantages of selling index call options, purchasing index put options and selling put options on individual stocks.

The Income Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets.

The percentages in the above graph are based on the portfolio holdings of the Fund as of November 30, 2016 and are subject to change. For a detailed break-out of holdings by investment type, please refer to the Schedules of Investments and Purchased Options.

WP Trust	ANNUAL REPORT

WP Income Plus Fund
INVESTMENT HIGHLIGHTS
November 30, 2016 (Unaudited)

Returns as of November 30, 2016	Since Inception of January 4, 2016 through November 30, 2016(1)
WP Income Plus Fund Institutional Class shares	8.50%
S&P 500 Total Return Index	11.47%
Markit iBoxx USD Liquid High Yield Index	13.63%

(1)	Aggregate total return, not annualized.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-244-6235.

The above graph depicts the performance of the WP Income Plus Fund versus the S&P 500 Total Return Index and the Markit iBoxx USD Liquid High Yield Index. The S&P 500 Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Markit iBoxx USD Liquid High Yield Index consists of liquid USD high yield bonds, selected to provide a balanced representation of the broad USD high yield corporate bond universe. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index and the Markit iBoxx USD Liquid High Yield Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indexes; so too with the WP Income Plus Fund, which will generally not invest in all the securities comprising each index.

WP TRUST
WP SMALLER COMPANIES INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
November 30, 2016	ANNUAL REPORT

EXCHANGE-TRADED FUNDS- 101.90%	Shares	Fair Value

Equity Funds - 101.90%
iShares Russell 2000 ETF (a)	25,800	$3,395,538

TOTAL EXCHANGE-TRADED FUNDS (Cost $2,785,179)		3,395,538

OPTIONS PURCHASED (Cost $9,013) - 0.16% (b)		5,440

SHORT-TERM INVESTMENTS - 4.27%
Federated Government Obligations Fund - Institutional Class, 0.26% (c)	142,363	142,363
TOTAL SHORT-TERM INVESTMENTS (Cost $142,363)		142,363

TOTAL INVESTMENTS (Cost $2,936,555) – 106.33%		$3,543,341

OPTIONS WRITTEN (Proceeds $499,346) - (14.79%) (d)		(493,044)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 8.46%		282,071

NET ASSETS - 100%		$3,332,368

(a)	All or a portion of the security is segregated as collateral for options written.
(b)	Please refer to the Schedule of Purchased Options for details of options purchased.
(c)	Rate shown represents the 7-day effective yield at November 30, 2016, is subject to change and resets daily.
(d)	Please refer to the Schedule of Written Options for details of options written.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP SMALLER COMPANIES INCOME PLUS FUND
SCHEDULE OF PURCHASED OPTIONS
November 30, 2016	ANNUAL REPORT

OPTIONS PURCHASED - 0.16%

PUT OPTIONS PURCHASED - 0.16%
	Strike	Expiration	Contracts [1]	Fair Value

CBOE S&P 500 Index	$1,800.00	12/30/2016	32	$2,080
CBOE S&P 500 Index	$1,740.00	1/20/2017	32	3,360
TOTAL PUT OPTIONS PURCHASED (Cost $9,013)				$5,440

TOTAL OPTIONS PURCHASED (Cost $9,013)				$5,440

[1]	Each option contract is equivalent to 100 units of the underlying Index.

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP SMALLER COMPANIES INCOME PLUS FUND
SCHEDULE OF WRITTEN OPTIONS
November 30, 2016	ANNUAL REPORT

OPTIONS WRITTEN - (14.79)%

CALL OPTIONS WRITTEN - (9.16)%	Strike	Expiration	Contracts [1]	Fair Value

CBOE S&P 500 Index	$2,400.00	12/15/2017	3	$13,650
iShares Russell 2000 ETF (e)	$140.00	1/19/2018	62	$39,990
iShares Russell 2000 ETF (e)	$135.00	1/18/2019	196	251,664
TOTAL CALL OPTIONS WRITTEN (Proceeds $289,981)				$305,304

PUT OPTIONS WRITTEN - (5.63)%
CBOE S&P 500 Index (e)	$1,850.00	12/15/2017	32	$184,960
iShares Russell 2000 ETF	$133.00	12/2/2016	20	2,780
TOTAL PUT OPTIONS WRITTEN (Proceeds $209,365)				$187,740

TOTAL OPTIONS WRITTEN (Proceeds $499,346)				$493,044

[1]	Each option contract is equivalent to 100 shares/units of the underlying ETF/Index.
(e)
Categorized in Level 2 of the Hierarchy of Fair Value Inputs; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INTERNATIONAL COMPANIES INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
November 30, 2016	ANNUAL REPORT

EXCHANGE-TRADED FUNDS- 96.59%	Shares	Fair Value

Equity Funds - 96.59%
iShares MSCI EAFE ETF (a)	49,400	2,805,426
WisdomTree Emerging Markets SmallCap Dividend Fund (a)	3,900	152,802
WisdomTree International SmallCap Dividend Fund (a)	2,650	157,092
		3,115,320

TOTAL EXCHANGE-TRADED FUNDS (Cost $3,063,327)		3,115,320

OPTIONS PURCHASED (Cost $8,953) - 0.16% (b)		5,270

SHORT-TERM INVESTMENTS - 3.08%
Federated Government Obligations Fund - Institutional Class, 0.26% (c)	99,274	99,274
TOTAL SHORT-TERM INVESTMENTS (Cost $99,274)		99,274

TOTAL INVESTMENTS (Cost $3,171,554) – 99.83%		$3,219,864

OPTIONS WRITTEN (Proceeds $245,133) - (6.93%) (d)		(223,639)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 7.10%		229,084

NET ASSETS - 100%		$3,225,309

(a)	All or a portion of the security is segregated as collateral for options written.
(b)	Please refer to the Schedule of Purchased Options for details of options purchased.
(c)	Rate shown represents the 7-day effective yield at November 30, 2016, is subject to change and resets daily.
(d)	Please refer to the Schedule of Written Options for details of options written.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INTERNATIONAL COMPANIES INCOME PLUS FUND
SCHEDULE OF PURCHASED OPTIONS
November 30, 2016	ANNUAL REPORT

OPTIONS PURCHASED - 0.16%

PUT OPTIONS PURCHASED - 0.16%
	Strike	Expiration	Contracts [1]	Fair Value

CBOE S&P 500 Index	$1,800.00	12/30/2016	31	$2,015
CBOE S&P 500 Index	$1,740.00	1/20/2017	31	3,255
TOTAL PUT OPTIONS PURCHASED (Cost $8,953)				$5,270

TOTAL OPTIONS PURCHASED (Cost $8,953)				$5,270

[1]	Each option contract is equivalent to 100 units of the underlying Index.

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INTERNATIONAL COMPANIES INCOME PLUS FUND
SCHEDULE OF WRITTEN OPTIONS
November 30, 2016	ANNUAL REPORT

OPTIONS WRITTEN - (6.93)%

CALL OPTIONS WRITTEN - (1.36)%	Strike	Expiration	Contracts [1]	Fair Value

CBOE S&P 500 Index	$2,400.00	12/15/2017	3	$13,650
iShares MSCI EAFE ETF (e)	$65.00	1/19/2018	494	30,134
TOTAL CALL OPTIONS WRITTEN (Proceeds $43,007)				$43,784

PUT OPTIONS WRITTEN - (5.57)%
CBOE S&P 500 Index (e)	$1,850.00	12/15/2017	31	$179,180
iShares MSCI EAFE ETF	$56.50	12/2/2016	45	675
TOTAL PUT OPTIONS WRITTEN (Proceeds $202,126)				$179,855

TOTAL OPTIONS WRITTEN (Proceeds $245,133)				$223,639

[1]	Each option contract is equivalent to 100 shares/units of the underlying ETF/Index.
(e)
Categorized in Level 2 of the Hierarchy of Fair Value Inputs; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
November 30, 2016	ANNUAL REPORT

EXCHANGE-TRADED FUNDS- 86.29%	Shares	Fair Value

Debt Funds - 86.29%
iShares iBoxx $ High Yield Corporate Bond ETF (a)	86,700	$7,425,855

TOTAL EXCHANGE-TRADED FUNDS (Cost $7,221,583)		7,425,855

CLOSED END FUNDS- 10.56%

Closed End Funds - 10.56%
Alpine Total Dynamic Dividend Fund (a)	56,400	414,540
Deutsche Global High Income Fund, Inc. (a)	54,000	439,560
Virtus Total Return Fund (a)	12,400	54,188
		908,288

TOTAL CLOSED END FUNDS (Cost $911,125)		908,288

OPTIONS PURCHASED (Cost $23,122) - 0.16% (b)		13,600

SHORT-TERM INVESTMENTS - 4.09%
Federated Government Obligations Fund - Institutional Class, 0.26% (c)	352,176	352,176
TOTAL SHORT-TERM INVESTMENTS (Cost $352,176)		352,176

TOTAL INVESTMENTS (Cost $8,508,006) – 101.10%		$8,699,919

OPTIONS WRITTEN (Proceeds $840,344) - (8.64%) (d)		(743,689)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 7.54%		649,046

NET ASSETS - 100%		$8,605,276

(a)	All or a portion of the security is segregated as collateral for options written.
(b)	Please refer to the Schedule of Purchased Options for details of options purchased.
(c)	Rate shown represents the 7-day effective yield at November 30, 2016, is subject to change and resets daily.
(d)	Please refer to the Schedule of Written Options for details of options written.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INCOME PLUS FUND
SCHEDULE OF PURCHASED OPTIONS
November 30, 2016	ANNUAL REPORT

OPTIONS PURCHASED - 0.16%

PUT OPTIONS PURCHASED - 0.16%
	Strike	Expiration	Contracts [1]	Fair Value

CBOE S&P 500 Index	$1,800.00	12/30/2016	80	$5,200
CBOE S&P 500 Index	$1,740.00	1/20/2017	80	8,400
TOTAL PUT OPTIONS PURCHASED (Cost $23,122)				13,600

TOTAL OPTIONS PURCHASED (Cost $23,122)				$13,600

[1]	Each option contract is equivalent to 100 units of the underlying Index.

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INCOME PLUS FUND
SCHEDULE OF OPTIONS WRITTEN
November 30, 2016	ANNUAL REPORT

OPTIONS WRITTEN - (8.64)%

CALL OPTIONS WRITTEN - (1.50)%	Strike	Expiration	Contracts [1]	Fair Value

CBOE S&P 500 Index	$2,400.00	12/15/2017	4	$18,200
iShares iBoxx High Yield Corporate Bond ETF (e)	$88.00	1/19/2018	295	25,665
iShares iBoxx High Yield Corporate Bond ETF (e)	$86.00	1/19/2018	572	85,514
TOTAL CALL OPTIONS WRITTEN (Proceeds $131,787)				129,379

PUT OPTIONS WRITTEN - (7.14)%
CBOE S&P 500 Index (e)	$1,850.00	12/15/2017	68	393,040
CBOE S&P 500 Index	$1,875.00	12/15/2017	12	70,860
iShares iBoxx High Yield Corporate Bond ETF	$85.50	12/2/2016	30	960
iShares iBoxx High Yield Corporate Bond ETF (e)	$85.00	12/2/2016	20	350
iShares iBoxx High Yield Corporate Bond ETF	$78.00	1/19/2018	123	33,825
iShares iBoxx High Yield Corporate Bond ETF	$80.00	1/19/2018	120	43,200
iShares iBoxx High Yield Corporate Bond ETF	$80.00	1/18/2019	100	65,000
iShares iBoxx High Yield Corporate Bond ETF (e)	$81.00	1/18/2019	10	7,075
TOTAL PUT OPTIONS WRITTEN (Proceeds $708,557)				614,310

TOTAL OPTIONS WRITTEN (Proceeds $840,344)				$743,689

[1]	Each option contract is equivalent to 100 shares/units of the underlying ETF/Index.
(e)
Categorized in Level 2 of the Hierarchy of Fair Value Inputs; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST

STATEMENTS OF ASSETS AND LIABILITIES

November 30, 2016	ANNUAL REPORT

	WP Smaller Companies Income Plus Fund	WP International Companies Income Plus Fund	WP Income Plus Fund
Assets:
Investments, at value	$3,543,341	$3,219,864	$8,699,919
Deposits at broker for written options	296,978	246,732	646,542
Receivables:
Interest	29	30	95
Investment securities sold	-	-	20,183
Fund shares sold	11,600	8,700	21,460
Prepaid expenses	1,277	1,277	1,277
Total assets	3,853,225	3,476,603	9,389,476

Liabilities:
Options written, at value	493,044	223,639	743,689
Payables:
Fund shares redeemed	-	-	3,300
Due to advisor	3,570	3,528	9,154
Accrued distribution (12b-1) fees	629	612	1,664
Due to administrator	2,234	2,224	3,550
Accrued Trustee fees	1,375	1,375	1,375
Accrued expenses	20,005	19,916	21,468
Total liabilities	520,857	251,294	784,200
Net Assets	$3,332,368	$3,225,309	$8,605,276

Sources of Net Assets:
Paid-in capital	$2,997,139	3,215,897	$8,291,976
Undistributed (accumulated) net realized gain (loss) on investments and options written	(201,554)	(13,379)	16,673
Undistributed (accumulated) net investment income (loss)	(76,305)	(47,013)	8,059
Net unrealized appreciation on investments and options written	613,088	69,804	288,568
Total Net Assets (Unlimited shares of beneficial interest authorized)	$3,332,368	$3,225,309	$8,605,276

Total Investments, at cost	$2,936,555	$3,171,554	$8,508,006
Proceeds from options written	$499,346	$245,133	$840,344

Institutional Class Shares:
Net assets	$3,332,368	$3,225,309	$8,605,276
Shares Outstanding (Unlimited shares of beneficial interest authorized)	289,090	317,485	798,524
Net Asset Value, Offering and Redemption Price Per Share	$11.53	$10.16	$10.78

The accompanying notes are an integral part of these financial statements.

WP TRUST

STATEMENTS OF OPERATIONS

November 30, 2016	ANNUAL REPORT

	WP Smaller Companies Income Plus Fund	WP International Companies Income Plus Fund	WP Income Plus Fund
	For the Period Ended November 30, 2016 (a)	For the Period Ended November 30, 2016 (a)	For the Period Ended November 30, 2016 (a)

Investment income:
Dividends	$23,698	$33,872	$226,746
Interest	547	503	1,142
Total investment income	24,245	34,375	227,888

Expenses:
Management fees (Note 5)	26,786	24,328	62,163
Distribution (12b-1) fees - Institutional Class	4,960	4,505	11,512
Accounting and transfer agent fees and expenses	17,396	16,898	25,854
Audit fees	15,467	15,467	15,467
Legal fees	14,435	14,435	14,435
Trustee fees and expenses	11,300	11,300	11,300
Custodian fees	8,129	8,129	8,195
Miscellaneous	4,239	4,239	4,239
Interest expense	3,268	2,443	12,330
Registration and filing fees	2,447	2,447	2,447
Insurance	1,958	1,958	1,958
Pricing fees	696	795	1,236
Reports to shareholders	551	551	546
Total expenses	111,632	107,495	171,682

Net investment income (loss)	(87,387)	(73,120)	56,206

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	18	23	56,652
Options purchased	(48,672)	(49,000)	(70,862)
Options written	(141,818)	61,705	30,883
Net realized gain (loss) on investments and options	(190,472)	12,728	16,673

Net change in unrealized appreciation (depreciation) on:
Investments	610,359	51,993	201,435
Options purchased	(3,573)	(3,683)	(9,522)
Options written	6,302	21,494	96,655
Net change in unrealized appreciation and options	613,088	69,804	288,568

Net gain on investments and options	422,616	82,532	305,241

Net increase in net assets resulting from operations	$335,229	$9,412	$361,447

(a)	The WP Smaller Companies Income Plus Fund, WP International Companies Income Plus Fund and WP Income Plus Fund commenced operations on January 4, 2016.

The accompanying notes are an integral part of these financial statements.

WP TRUST

STATEMENTS OF CHANGES IN NET ASSETS

November 30, 2016	ANNUAL REPORT

WP Smaller Companies Income Plus Fund

For the
Period Ended
November 30, 2016 (a)

Increase (decrease) in net assets from:
Operations:
Net investment loss	$(87,387)
Net realized loss on investments and options	(190,472)
Net change in unrealized appreciation on investments and options	613,088
Net increase in net assets resulting from operations	335,229

Capital transactions:
Net proceeds from shares sold	3,126,649
Reinvestment of distributions	-
Cost of shares redeemed	(129,510)
Net Increase in net assets from capital transactions	2,997,139

Increase in net assets	3,332,368

Net Assets:
Beginning of period	-

End of period	$3,332,368
Accumulated net investment loss	$(76,305)

Capital share transactions:
Shares sold	300,854
Shares reinvested	-
Shares redeemed	(11,764)
Net increase from capital share transactions	289,090

(a)	The WP Smaller Companies Income Plus Fund commenced operations on January 4, 2016.

The accompanying notes are an integral part of these financial statements.

WP TRUST

STATEMENTS OF CHANGES IN NET ASSETS

November 30, 2016	ANNUAL REPORT

WP International Companies Income Plus Fund

For the
Period Ended
November 30, 2016 (a)

Increase (decrease) in net assets from:
Operations:
Net investment loss	$(73,120)
Net realized gain on investments and options	12,728
Net change in unrealized appreciation on investments and options	69,804
Net increase in net assets resulting from operations	9,412

Capital transactions:
Net proceeds from shares sold	3,315,565
Reinvestment of distributions	-
Cost of shares redeemed	(99,668)
Net Increase in net assets from capital transactions	3,215,897

Increase in net assets	3,225,309

Net Assets:
Beginning of period	-

End of period	$3,225,309
Accumulated net investment loss	$(47,013)

Capital share transactions:
Shares sold	327,088
Shares reinvested	-
Shares redeemed	(9,603)
Net increase from capital share transactions	317,485

(a)	The WP International Companies Income Plus Fund commenced operations on January 4, 2016.

The accompanying notes are an integral part of these financial statements.

WP TRUST

STATEMENTS OF CHANGES IN NET ASSETS

November 30, 2016	ANNUAL REPORT

WP Income Plus Fund
For the Period Ended November 30, 2016 (a)

Increase (decrease) in net assets from:
Operations:
Net investment income	$56,206
Net realized gain on investments and options	16,673
Net change in unrealized appreciation on investments and options	288,568
Net increase in net assets resulting from operations	361,447

Distributions to shareholders from:
Net investment income - Institutional Class	(48,147)
Total distributions	(48,147)

Capital transactions:
Net proceeds from shares sold	8,492,120
Reinvestment of distributions	47,655
Cost of shares redeemed	(347,799)
Net Increase in net assets from capital transactions	8,191,976

Increase in net assets	8,505,276

Net Assets:
Beginning of period	100,000

End of period	$8,605,276
Accumulated undistributed net investment income	$8,059

Capital share transactions:
Shares sold	816,789
Shares reinvested	4,438
Shares redeemed	(32,703)
Net increase from capital share transactions	788,524

(a)	The WP Income Plus Fund commenced operations on January 4, 2016.

The accompanying notes are an integral part of these financial statements.

WP TRUST

FINANCIAL HIGHLIGHTS

November 30, 2016	ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	WP Smaller Companies
	Income Plus Fund

	For the
	Period Ended
	November 30, 2016 (a)

Net Asset Value, Beginning of Period	$10.00

Investment Operations:
Net investment loss (b)	(0.42)
Net realized and unrealized gain on investments and options	1.95
Total from investment operations	1.53

Net Asset Value, End of Period	$11.53

Total Return (c)	15.30%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$3,332

Ratios of expenses to average net assets (g) (i):	5.63%	(e) (f)

Ratios of net investment loss (h) (i):	(4.40)%	(e) (f)

Portfolio turnover rate	0.00%	(d)

(a)	The WP Smaller Companies Income Plus Fund commenced operations on January 4, 2016.
(b)	Net investment loss per share is based on average shares outstanding.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Ratios are for the period from January 16, 2016, the date of initial expense accruals, through November 30, 2016.
(f)	Annualized.
(g)	Ratios do not include expenses of the investment companies in which the Fund invests.
(h)	Recoginition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying companies in which the Fund invests.
(i)	The ratios include 0.16% of interest expense during the period ended November 30, 2016.

The accompanying notes are an integral part of these financial statements.

WP TRUST

FINANCIAL HIGHLIGHTS

November 30, 2016	ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	WP International Companies
	Income Plus Fund

	For the
	Period Ended
	November 30, 2016 (a)

Net Asset Value, Beginning of Period	$10.00

Investment Operations:
Net investment loss (b)	(0.36)
Net realized and unrealized gain on investments and options	0.52
Total from investment operations	0.16

Net Asset Value, End of Period	$10.16

Total Return (c)	1.60%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$3,225

Ratios of expenses to average net assets (g) (i):	5.97%	(e) (f)

Ratios of net investment loss (h) (i):	(4.06)%	(e) (f)

Portfolio turnover rate	0.00%	(d)

(a)	The WP International Companies Income Plus Fund commenced operations on January 4, 2016.
(b)	Net investment loss per share is based on average shares outstanding.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Ratios are for the period from January 16, 2016, the date of initial expense accruals, through November 30, 2016.
(f)	Annualized.
(g)	Ratios do not include expenses of the investment companies in which the Fund invests.
(h)	Recoginition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying companies in which the Fund invests.
(i)	The ratios include 0.14% of interest expense during the period ended November 30, 2016.

The accompanying notes are an integral part of these financial statements.

WP TRUST

FINANCIAL HIGHLIGHTS

November 30, 2016	ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	WP Income Plus Fund

	For the
	Period Ended
	November 30, 2016 (a)

Net Asset Value, Beginning of Period	$10.00

Investment Operations:
Net investment income (b)	0.09
Net realized and unrealized gain on investments and options	0.76
Total from investment operations	0.85

Distributions:
From net investment income	(0.07)
Total distributions	(0.07)

Net Asset Value, End of Period	$10.78

Total Return (c)	8.50%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$8,605

Ratios of expenses to average net assets (g) (i):	3.73%	(e) (f)

Ratios of net investment income (h) (i):	1.22%	(e) (f)

Portfolio turnover rate	37.52%	(d)

(a)	The WP Income Plus Fund commenced operations on December 16, 2015.
(b)	Net investment income per share is based on average shares outstanding.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Ratios are for the period from January 16, 2016, the date of initial expense accruals, through November 30, 2016.
(f)	Annualized.
(g)	Ratios do not include expenses of the investment companies in which the Fund invests.
(h)	Recoginition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying companies in which the Fund invests.
(i)	The ratios include 0.27% of interest expense during the period ended November 30, 2016.

The accompanying notes are an integral part of these financial statements.

WP Trust	ANNUAL REPORT

WP Family of Funds
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2016

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The WP Family of Funds (the “Funds”) are series of WP Trust (the “Trust”). The Trust was organized on August 11, 2015, as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The following series of the WP Family of Funds: (i) WP Smaller Companies Income Plus Fund (“Smaller Companies Fund”), (ii) WP International Companies Income Plus Fund (“International Companies Fund”), and (iii) WP Income Plus Fund (“Income Fund”) (each a “Fund” and collectively, the “Funds”) are each an open-end management investment company and separate series of the Trust. The Funds are non-diversified Funds. As non-diversified Funds, the Funds may invest a significant portion of their assets in a small number of companies.

The investment objective of each Fund is total return. The Funds’ investment adviser is Winning Points Advisers, LLC (the “Adviser”). The Funds offer one class of shares, Institutional Class shares. The Funds commenced operations on January 4, 2016.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a) Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 2.

b) Options – The Funds’ option strategies consist of selling and purchasing put and call options on equity indexes, bond indexes and exchange traded funds (“ETFs”). The sale of put options generates income for the Funds, but exposes them to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premiums paid by the Funds for the options. The sale of call options generates income for the Funds, but may limit the Funds’ participation in equity market gains. The Funds’ investment adviser seeks to reduce the overall volatility of returns for the Funds by managing a portfolio of options. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss on investment transactions.

Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the investment adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling put options on equity securities, the Funds give up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold put options, but continue to bear the risk of declines in the value of underlying securities held by the Funds. The Funds will receive a premium from the purchaser of a covered call option sold, which they retain whether or not the option is exercised. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

c) Exchange-Traded and Closed-End Funds – The Funds may invest in Exchange-Traded Funds (“ETFs”) and Closed-End Funds (“CEFs”). ETFs and CEFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF and CEF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs and CEFs. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and CEFs in which a Fund invests in addition to a Fund's direct fees and expenses. Also, with respect to dividends paid by the ETFs and CEFs, it is possible for these dividends to exceed the underlying investments' taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

WP Trust	ANNUAL REPORT

WP Family of Funds
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2016

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

The Funds may invest a significant portion of their assets in shares of one or more Investment Companies (i.e., ETFs). From time to time, the Funds may invest greater than 25% of their net assets in one security. As of November 30, 2016, the iShares Russell 2000 ETF represented 101.90% of the Smaller Companies Fund's net assets, the iShares MSCI EAFE ETF represented 86.98% of the International Companies Fund's net assets and the iShares iBoxx $ High Yield Corporate Bond ETF represented 86.29% of the Income Fund's net assets. Additional information for these securities, including their financial statements, is available from the Securities and Exchange Commission's website at www.sec.gov.

d) Federal Income Taxes – The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of their net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of and during the period from January 4, 2016, commencement of operations, through November 30, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period ended November 30, 2016, the Funds did not incur any interest or penalties. The Funds identify its major tax jurisdictions as U.S. Federal and Delaware state.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Funds to analyze all open tax years, as defined by IRS statute of limitations, including federal tax authorities and certain state tax authorities. As of and during the period ended November 30, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

e) Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains.

f) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g) Common Expenses – Common expenses of the Trust are allocated among the Funds within the Trust either based on relative net assets of each Fund, divided equally among the Funds or allocated to specific Funds. The allocations are dependent upon the nature of the services performed and the relative applicability to each Fund. Other allocations may also be approved from time to time by the Trustees.

h) Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income and expenses are recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

2.	SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees have adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

WP Trust	ANNUAL REPORT

WP Family of Funds
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2016

2.	SECURITIES VALUATIONS (continued)

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and they are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value and are categorized as Level 1.

Derivative instruments – Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within Level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within Level 2 of the fair value hierarchy.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities.

WP Trust	ANNUAL REPORT

WP Family of Funds
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2016

2.	SECURITIES VALUATIONS (continued)

The following tables summarize the inputs used to value the Funds’ assets and liabilities measured at fair value as of November 30, 2016.

Smaller Companies Fund
Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Exchange-Traded Funds (2)	3,395,538	-	-	3,395,538
Put Options Purchased	5,440	-	-	5,440
Short-Term Investments	142,363	-	-	142,363
Total Assets	$3,543,341	$-	$-	$3,543,341

Smaller Companies Fund
Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$13,650	$291,654	$-	$305,304
Put Options Written	2,780	184,960	-	187,740
Total Liabilities	$16,430	$476,614	$-	$493,044

International Companies Fund
Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Exchange-Traded Funds (2)	$3,115,320	$-	$-	$3,115,320
Put Options Purchased	5,270	-	-	5,270
Short-Term Investments	99,274	-	-	99,274
Total Assets	$3,219,864	$-	$-	$3,219,864

International Companies Fund
Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$13,650	$30,134	$-	$43,784
Put Options Written	675	179,180	-	179,855
Total Liabilities	$14,325	$209,314	$-	$223,639

WP Trust	ANNUAL REPORT

WP Family of Funds
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2016

2.	SECURITIES VALUATIONS (continued)

Income Fund
Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Closed-End Funds (2)	$908,288	$-	$-	$908,288
Exchange-Traded Funds (2)	7,425,855	-	-	7,425,855
Put Options Purchased	13,600	-	-	13,600
Short-Term Investments	352,176	-	-	352,176
Total Assets	$8,699,919	$-	$-	$8,699,919

Income Fund
Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$18,200	$111,179	$-	$129,379
Put Options Written	213,845	400,465	-	614,310
Total Liabilities	$232,045	$511,644	$-	$743,689

(1)
As of and during the period ended November 30, 2016, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)
All common stock, closed-end funds and exchange traded funds (“ETFs”) held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry and closed-end funds and ETFs by investment type, please refer to the Schedules of Investments.

There were no transfers into and out of any Level during the period ended November 30, 2016. It is each Fund’s policy to recognize transfers between Levels at the end of the reporting period.

3.	DERIVATIVES TRANSACTIONS

As of November 30, 2016, portfolio securities valued at $3,395,538, $3,115,320 and $8,082,383 were held in escrow by the custodian as cover for options written by the Smaller Companies Fund, International Companies Fund and Income Fund, respectively.

WP Trust	ANNUAL REPORT

WP Family of Funds
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2016

3.	DERIVATIVES TRANSACTIONS (continued)

Transactions in options written during the period ended November 30, 2016 were as follows:

Smaller Companies Fund	Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	-	$-
Options written	754	683,924
Options covered	(465)	(371,711)
Options exercised	-	-
Options expired	(28)	(22,232)
Options outstanding end of period	261	$289,981

Smaller Companies Fund	Put Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	-	$-
Options written	382	417,756
Options covered	(330)	(208,391)
Options exercised	-	-
Options expired	-	-
Options outstanding end of period	52	$209,365

*	One option contract is equivalent to one hundred shares/units of the underlying ETF/Index.

International Companies Fund	Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	-	$-
Options written	977	337,200
Options covered	(452)	(271,923)
Options exercised	-	-
Options expired	(28)	(22,270)
Options outstanding end of period	497	$43,007

International Companies Fund	Put Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	-	$-
Options written	406	410,706
Options covered	(330)	(208,579)
Options exercised	-	-
Options expired	-	-
Options outstanding end of period	76	$202,127

*	One option contract is equivalent to one hundred shares/units of the underlying ETF/Index.

WP Trust	ANNUAL REPORT

WP Family of Funds
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2016

3.	DERIVATIVES TRANSACTIONS (continued)

Income Fund	Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	-	$-
Options written	1,157	434,094
Options covered	(256)	(279,808)
Options exercised	-	-
Options expired	(30)	(22,499)
Options outstanding end of period	871	$131,787

Income Fund	Put Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	-	$-
Options written	1,003	1,014,980
Options covered	(520)	(306,423)
Options exercised	-	-
Options expired	-	-
Options outstanding end of period	483	$708,557

*	One option contract is equivalent to one hundred shares/units of the underlying ETF/Index.

As of November 30, 2016, the location on the Statements of Assets and Liabilities for financial derivative instrument fair values is as follows:

Smaller Companies Fund:
Assets	Location	Equity Contracts	Total
Put options purchased	Investments, at value	$5,440	$5,440
Total Assets		$5,440	$5,440

Liabilities	Location	Equity Contracts	Total
Call options written	Options written, at value	$305,304	$305,304
Put options written	Options written, at value	187,740	187,740
Total Liabilities		$493,044	$493,044

International Companies Fund:
Assets	Location	Equity Contracts	Total
Put options purchased	Investments, at value	$5,270	$5,270
Total Assets		$5,270	$5,270

Liabilities	Location	Equity Contracts	Total
Call options written	Options written, at value	$43,784	$43,784
Put options written	Options written, at value	179,855	179,855
Total Liabilities		$223,639	$223,639

WP Trust	ANNUAL REPORT

WP Family of Funds
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2016

3.	DERIVATIVES TRANSACTIONS (continued)

Income Fund:
Assets	Location	Equity Contracts	Total
Put options purchased	Investments, at value	$13,600	$13,600
Total Assets		$13,600	$13,600

Liabilities	Location	Equity Contracts	Total
Call options written	Options written, at value	$129,379	$129,379
Put options written	Options written, at value	614,310	614,310
Total Liabilities		$743,689	$743,689

Realized and unrealized gains and losses on derivatives contracts entered into by the Funds during the period ended November 30, 2016, are recorded in the following locations in the Statements of Operations:

Smaller Companies Fund:
Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$(3,573)	$(3,573)
Call options written	Options written	(15,323)	(15,323)
Put option written	Options written	21,625	21,625
		$2,729	$2,729

Net realized gain (loss) on:	Location	Equity Contracts	Total
Call options purchased	Options purchased	$(16,982)	$(16,982)
Put options purchased	Options purchased	(31,690)	(31,690)
Call options written	Options written	(206,645)	(206,645)
Put option written	Options written	64,827	64,827
		$(190,490)	$(190,490)

International Companies Fund:
Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$(3,683)	$(3,683)
Call options written	Options written	(777)	(777)
Put option written	Options written	22,271	22,271
		$17,811	$17,811

Net realized gain (loss) on:	Location	Equity Contracts	Total
Call options purchased	Options purchased	$(16,982)	$(16,982)
Put options purchased	Options purchased	(32,018)	(32,018)
Call options written	Options written	(3,308)	(3,308)
Put option written	Options written	65,013	65,013
		$12,705	$12,705

WP Trust	ANNUAL REPORT

WP Family of Funds
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2016

3.	DERIVATIVES TRANSACTIONS (continued)

Income Fund:
Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$(9,523)	$(9,523)
Call options written	Options written	2,408	2,408
Put option written	Options written	94,247	94,247
		$87,132	$87,132

Net realized gain (loss) on:	Location	Equity Contracts	Total
Call options purchased	Options purchased	$(16,982)	$(16,982)
Put options purchased	Options purchased	(53,880)	(53,880)
Call options written	Options written	(58,908)	(58,908)
Put option written	Options written	89,791	89,791
		$(39,979)	$(39,979)

For the period ended November 30, 2016, the total amount of all purchased options, as presented in the Funds’ Schedules of Purchased Options, is representative of the volume of activity for these derivative types during the period.

The following tables present the Funds’ liability derivatives available for offset under a master netting arrangement net of collateral pledged as of November 30, 2016.

Smaller Companies Fund:
Assets:	Gross Amounts of Assets Presented in the Statements of Assets & Liabilities
	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities		Gross Amounts Not Offset in the Statements of Assets and Liabilities			Net Amount of Assets
						Financial Instruments Pledged		Cash Collateral Received
Options Purchased Contracts	$5,440	(1)	$-	$5,440	(1)	$5,440	(2)	$-	$-
Total	$5,440	(1)	$-	$5,440	(1)	$5,440	(2)	$-	$-

WP Trust	ANNUAL REPORT

WP Family of Funds
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2016

3.	DERIVATIVES TRANSACTIONS (continued)

Smaller Companies Fund:
Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities		Gross Amounts Not Offset in the Statements of Assets and Liabilities			Net Amount of Liabilities
						Financial Instruments Pledged		Cash Collateral Pledged
Options Written Contracts	$493,044	(3)	$-	$493,044	(3)	$196,066	(2)	$296,978	$-
Total	$493,044	(3)	$-	$493,044	(3)	$196,066	(2)	$296,978	$-

International Companies Fund:
Assets:	Gross Amounts of Assets Presented in the Statements of Assets & Liabilities
	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities		Gross Amounts Not Offset in the Statements of Assets and Liabilities			Net Amount of Assets
						Financial Instruments Pledged		Cash Collateral Received
Options Purchased Contracts	$5,270	(1)	$-	$5,270	(1)	$5,270	(2)	$-	$-
Total	$5,270	(1)	$-	$5,270	(1)	$5,270	(2)	$-	$-

International Companies Fund:
Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities		Gross Amounts Not Offset in the Statements of Assets and Liabilities			Net Amount of Liabilities
						Financial Instruments Pledged	Cash Collateral Pledged
Options Written Contracts	$223,639	(3)	$-	$223,639	(3)	$-	$223,639	(2)	$-
Total	$223,639	(3)	$-	$223,639	(3)	$-	$223,639	(2)	$-

WP Trust	ANNUAL REPORT

WP Family of Funds
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2016

3.	DERIVATIVES TRANSACTIONS (continued)

Income Fund:
Assets:	Gross Amounts of Assets Presented in the Statements of Assets & Liabilities
	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities		Gross Amounts Not Offset in the Statements of Assets and Liabilities			Net Amount of Assets
						Financial Instruments Pledged		Cash Collateral Received
Options Purchased Contracts	$13,600	(1)	$-	$13,600	(1)	$13,600	(2)	$-	$-
Total	$13,600	(1)	$-	$13,600	(1)	$13,600	(2)	$-	$-

Income Fund:
Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities		Gross Amounts Not Offset in the Statements of Assets and Liabilities			Net Amount of Liabilities
						Financial Instruments Pledged		Cash Collateral Pledged
Options Written Contracts	$743,689	(3)	$-	$743,689	(3)	$97,147	(2)	$646,542	$-
Total	$743,689	(3)	$-	$743,689	(3)	$97,147	(2)	$646,542	$-

(1)	Purchased options at value as presented in the Funds’ Schedules of Purchased Options.
(2)	The amounts are limited to the derivative liability balances and accordingly do not include excess collateral pledged.
(3)	Written options at value as presented in the Funds’ Schedules of Written Options.

4.	INVESTMENT TRANSACTIONS

For the period ended November 30, 2016, aggregate purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales
Smaller Companies Fund	$2,785,179	$-
International Companies Fund	3,063,327	-
Income Fund	9,981,524	1,894,894

There were no Government securities purchased or sold during the period.

WP Trust	ANNUAL REPORT

WP Family of Funds
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2016

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Funds have entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Funds and manages the Funds’ investments in accordance with the stated policies of the Funds. As compensation for the investment advisory services provided to the Funds, the Adviser receives a monthly management fee equal to an annual rate of 1.35% of each Fund’s net assets. For the period ended November 30, 2016, the Adviser earned management fees as follows:

Management Fees
Smaller Companies Fund	$26,786
International Companies Fund	24,328
Income Fund	62,163

An Interested Trustee is also a managing member of the Adviser.

The Funds have entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty will provide day-to-day operational services to the Funds including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Funds’ portfolio securities; (d) pricing the Funds’ shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Funds’ legal compliance; (j) maintaining shareholder account records.

For the period ended November 30, 2016, amounts paid to M3Sixty, including out of pocket expenses, were as follows:

ICSA Fees
Smaller Companies Fund	$17,396
International Companies Fund	16,898
Income Fund	25,854

Certain officers of the Funds are also employees or officers of M3Sixty.

The Funds have entered into a Distribution Agreement with Matrix Capital Group, Inc. (the “Distributor”). Pursuant to the Distribution Agreement, the Distributor provides distribution services to the Funds. The Distributor serves as underwriter/distributor of the Funds.

The Distributor is an affiliate of M3Sixty.

The Funds have adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Funds may expend up to 0.25% for Institutional Class shares of the Funds’ average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Funds and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

For the period ended November 30, 2016, the Funds accrued 12b-1 expenses attributable to Institutional Class shares as follows:

12b-1 Fees
Smaller Companies Fund	$4,960
International Companies Fund	4,505
Income Fund	11,512

WP Trust	ANNUAL REPORT

WP Family of Funds
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2016

6.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at November 30, 2016 were as follows:

	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
Smaller Companies Fund	$2,932,982	$610,359	$-	$610,359
International Companies Fund	3,167,871	91,368	(39,375)	51,993
Income Fund	8,498,484	242,350	(40,915)	201,435

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to mark-to-market on 1256 contracts.

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at November 30, 2016 were as follows:

	Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carry Forwards	Post-October Loss, Late Year Loss and Other Losses	Total Distributable Earnings
Smaller Companies Fund	$599,071	$-	$-	$-	$(263,842)	$335,229
International Companies Fund	56,425	-	-	-	(47,013)	9,412
Income Fund	260,062	91,649	-	-	(38,411)	313,300

The difference between book basis and tax basis unrealized appreciation (depreciation) and accumulated net realized losses from investments is primarily attributable to the tax deferral of losses on tax straddles and mark-to-market on 1256 contracts.

As of November 30, 2016, the Funds had no capital loss carryforwards for federal income tax purposes.

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. As of November 30, 2016, the Fund elected to defer ordinary losses as indicated in the chart below.

	Post-October Losses		Post-December Losses
	Deferred	Utilized	Deferred	Utilized
Smaller Companies Fund	$-	$-	$76,305	$-
International Companies Fund	-	-	47,013	-
Income Fund	-	-	-	-

In accordance with GAAP, the Funds have recorded reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Funds and are designed generally to present accumulated undistributed net investment income (loss) and accumulated realized losses on a tax basis which is considered to be more informative to the shareholder. The reclassifications listed below are as a result of ordinary losses used to reduce short-term capital gains. As of November 30, 2016, the Funds recorded reclassifications to increase (decrease) the capital accounts as follows:

	Undistributed (Accumulated) Net Investment Loss	Undistributed (Accumulated) Net Realized Loss	Paid-in Capital
Smaller Companies Fund	$11,082	$(11,082)	$-
International Companies Fund	26,107	(26,107)	-
Income Fund	-	-	-

WP Trust	ANNUAL REPORT

WP Family of Funds
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2016

6.	TAX MATTERS (continued)

During the period ended November 30, 2016, the Income Fund distributed $48,146 of ordinary income. There were no distributions paid by the Smaller Companies Fund or the International Companies Fund during the period ended November 30, 2016.

7.	ORGANIZATIONAL AND OFFERING EXPENSES

The Adviser has agreed to pay all expenses incurred related to the organization, offering and initial registration of the Funds. Such expenses are not subject to recoupment by the Funds to the Adviser.

8.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

9.	SUBSEQUENT EVENTS

On December 23, 2016, the Income Fund declared an ordinary income distribution of $66,545, which was payable on December 23, 2016. On January 17, 2017, the Income Fund declared an ordinary income distribution of $17,536, which was payable on January 17, 2017.

Effective January 1, 2017, the Adviser has entered into an Expense Limitation Agreement with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the Funds' annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Funds' business, interest and dividend expense on securities sold short, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to not more than 2.50% through at least April 1, 2018. Subject to approval by the Funds' Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Funds within the three fiscal years following the year in which such waiver occurred, if the Funds are able to make the payment without exceeding the 2.50% expense limitation.   The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees' approval.

In accordance with GAAP, Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of WP Smaller Companies Income Plus Fund, WP International Companies Income Plus Fund, and WP Income Plus Fund and
Board of Trustees of WP Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, purchased options, and written options, of WP Smaller Companies Income Plus Fund, WP International Companies Income Plus Fund, and WP Income Plus Fund (the “Funds”), each a series of WP Trust, as of November 30, 2016, and the related statements of operations and changes in net assets, and the financial highlights for the period January 4, 2016 (commencement of operations) through November 30, 2016. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2016, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WP Smaller Companies Income Plus Fund, WP International Companies Income Plus Fund, and WP Income Plus Fund as of November 30, 2016, the results of their operations, the changes in their net assets, and the financial highlights for the period January 4, 2016 (commencement of operations) through November 30, 2016, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
January 30, 2017

WP Trust	ANNUAL REPORT

ADDITIONAL INFORMATION
November 30, 2016 (Unaudited)

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Funds are required to advise you within 60 days of the Funds’ fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. The Income Fund paid $48,147 of ordinary income distributions during the period ended November 30, 2016. There were no distributions paid by the Smaller Companies Fund or the International Companies Fund during the period ended November 30, 2016.

Tax information is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2017 to determine the calendar year amounts to be included on their 2016 tax returns. Shareholders should consult their own tax advisors.

WP Trust	ANNUAL REPORT

ADDITIONAL INFORMATION
November 30, 2016 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited)

The Trustees are responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Funds; and oversee activities of the Funds. This section provides information about the persons who serve as Trustees and Officers to the Trust and Funds, respectively. The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling (877) 244-6235.

Trustees and Officers. Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Funds, and their principal occupation during the past five years. As described above under “Description of the Trust”, each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees, who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Advisor, are indicated in the table. The address of each trustee and officer is 4520 Main Street, Suite 1425, Kansas City, Missouri 64111.

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Donald H. Baxter YOB : 1942	Trustee	Since 2015	President and Treasurer, Baxter Financial Corporation (investment advisor) (1989 to present)	Four	Director, Philadelphia Fund (1989-2010) Eagle Growth Shares, Inc. (1989-2009)
Ronald F. Rohe YOB : 1943	Trustee	Since 2015	Secretary and Chief Compliance Officer, Baxter Financial Corporation (investment advisor) (1990 to present)	Four	None
Michael G. Rogan YOB : 1963	Trustee	Since 2015	President, Rogan & Associates, Inc. (investment advisor) (1997 to present)	Four	None
Interested Trustees*
Charles S. Stoll YOB : 1955	President, Trustee	Since 2015	Managing Member and Chief Compliance Officer, Winning Points Advisors, LLC (1989 to present)	Four	None
Bradley J. Alden YOB: 1974	Trustee	Since 2015	Program Lead, Cooperative Threat Reduction Support Center, Culmen International, LLC (government services) (2010 to present)	Four	None
Officers
Andràs P. Teleki YOB : 1971	Chief Compliance Officer and Secretary	Since 2015
Chief Legal Officer, M3Sixty Administration, LLC, M3Sixty Holdings, LLC, M3Sixty Distributors, LLC, M3Sixty Advisors, LLC and Matrix Capital Group, Inc. (2015 to present); Chief Compliance Officer and Secretary, 360 Funds (2015 to present); Secretary, Monteagle Funds (2015 to present); Secretary and Assistant Treasurer, Capital Management Investment Trust (2015 to 2016); Partner, K&L Gates, (2009-2015)
				N/A	N/A

*	Mr. Stoll is an Interested Trustee because he is managing member of the Adviser. Mr. Alden is an Interested Trustee because he has a familial relationship with a member of the Adviser.

WP Trust	ANNUAL REPORT

ADDITIONAL INFORMATION
November 30, 2016 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited) (continued)

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Officers (continued)
Larry Beaver YOB: 1969	Treasurer	Since 2015	Director of Fund Accounting & Administration; M3Sixty Administration, LLC (2005 to present).	N/A	N/A
Brandon Byrd YOB: 1981	Assistant Secretary and Assistant Treasurer	Since 2015	Director of Operations, M3Sixty Administration LLC (2012 – present); Division Manager – Client Service Officer, Boston Financial Data Services (mutual fund service provider) (2010 - 2012).	N/A	N/A
Ted Akins YOB: 1974	Assistant Treasurer	Since 2015	Director, Transfer Agency and Mutual Fund Operations, M3Sixty Administration, LLC (2012 – present); Senior Client Service Advisor, Boston Financial Data Services, (1999 – 2012).	N/A	N/A
Jeremiah Hierseman YOB: 1975	Assistant Treasurer	Since 2015	Fund Accounting Manager, M3Sixty Administration, LLC (2014–present). Fund Accounting Manager, State Street Bank – Insurance Services Division (2003–2014).	N/A	N/A

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust, including Matrix Capital Group, Inc. and M3Sixty Administration LLC. Each Trustee who is not an “interested person” receives a fee of $2,500 each year plus $200 per Board or committee meeting attended per Fund. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Trustee[1]	Aggregate Compensation From each Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Funds Paid to Trustees[2]
Independent Trustees
Donald H. Baxter	$ 3,100	None	None	$ 9,300
Ronald F. Rohe	$ 3,100	None	None	$ 9,300
Michael G. Rogan	$ 3,100	None	None	$ 9,300
Interested Trustees and Officers
Charles S. Stoll	None	Not Applicable	Not Applicable	None
Bradley J. Alden	None	Not Applicable	Not Applicable	None

[1]	Each of the Trustees serves as a Trustee to each Series of the Trust. The Trust currently offers four (4) series of shares.
[2]	Figures are for the period ended November 30, 2016.

WP Trust	ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. For more information on transactional costs, please refer to the Funds’ prospectus.

Expenses and Value of a $1,000 Investment for the six month period from 06/01/16 through 11/30/16

	Beginning Account Value (06/01/2016)	Annualized Expense Ratio for the Period	Ending Account Value (11/30/2016)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Smaller Companies Fund (+7.36%)	$1,000.00	4.95%	$1,073.60	$25.66
International Companies Fund (-0.88%)	$1,000.00	4.99%	$991.20	$24.84
Income Fund (+2.95%)	$1,000.00	3.39%	$1,029.50	$17.20

Hypothetical 5% Return
Smaller Companies Fund	$1,000.00	4.95%	$1,000.30	$24.75
International Companies Fund	$1,000.00	4.99%	$1,000.10	$24.95
Income Fund	$1,000.00	3.39%	$1,008.10	$17.02

(a)	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

Total Fund operating expense ratios as stated in the current Fund prospectus dated December 31, 2015 for the Fund were as follows:
Smaller Companies Fund	2.59%
International Companies Fund	2.59%
Income Fund	2.59%

Total Gross Operating Expenses during the period from January 4, 2016, commencement of operations, through November 30, 2016, were 5.63%, 5.97% and 3.73% for the Smaller Companies Fund, International Companies Fund and Income Fund, respectively. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for expense related disclosures during the period from January 4, 2016, commencement of operations, through November 30, 2016.

WP TRUST
4520 Main Street
Suite 1425
Kansas City, MO 64111

INVESTMENT ADVISER
Winning Points Advisers, LLC
129 NW 13th Street
Suite D-26
Boca Raton, FL 33431

ADMINISTRATOR & TRANSFER AGENT
M3Sixty Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111

DISTRIBUTOR
Matrix Capital Group, Inc.
106 West 32nd Street
New York, NY 10001

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue
Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
 Cincinnati, OH 45263

ITEM 2.	CODE OF ETHICS.

(a)
The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.
(d)	The registrant’s Code of Ethics is filed herewith.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that Ronald F. Rohe serves on its audit committee as the "audit committee financial expert" as defined in Item 3.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $37,500 with respect to the registrant’s fiscal year ended November 30, 2016, the first fiscal year of operations for the WP Smaller Companies Income Plus Fund, WP International Companies Income Plus Fund and WP Income Plus Fund.

(b)
Audit-Related Fees.  There were no fees billed during the fiscal year for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)
Tax Fees. The aggregate fees billed in the last fiscal year for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $7,500 with respect to the registrant’s fiscal year ended November 30, 2016, the first fiscal year of operations for the WP Smaller Companies Income Plus Fund, WP International Companies Income Plus Fund and WP Income Plus Fund. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)
All Other Fees.  The aggregate fees billed in last fiscal year for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal year ended November 30, 2016, the first fiscal year of operations for the WP Smaller Companies Income Plus Fund, WP International Companies Income Plus Fund and WP Income Plus Fund.

(e)(1)
The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)
Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)
All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the for the fiscal year ended November 30, 2016, the first fiscal year of operations for the WP Smaller Companies Income Plus Fund, WP International Companies Income Plus Fund and WP Income Plus Fund, are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	There were no non-audit services rendered to the registrant’s investment adviser.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULES OF INVESTMENTS

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WP Trust
By: Charles S. Stoll	/s/ Charles S. Stoll
Principal Executive Officer,
Date: January 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Charles S. Stoll	/s/ Charles S. Stoll
Principal Executive Officer
Date: January 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Larry E. Beaver, Jr.	/s/ Larry E. Beaver, Jr.
Principal Financial Officer
Date: January 30, 2017